CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares
CURRENT LIABILITIES
Accounts payable of the consolidated VIE and VIE's subsidiaries without recourse to the Company	¥ 8,333,610	¥ 6,645,262
Advance from customers of the consolidated VIE and VIE's subsidiaries without recourse to the Company	2,699,981	2,009,578
Accrued expenses and other current liabilities of the consolidated VIE and VIE's subsidiaries without recourse to the Company	3,322,599	3,104,622
Amounts due to related parties of the consolidated VIE and VIE's subsidiaries without recourse to the Company	52,729	206,966
Deferred income of the consolidated VIE and VIE's subsidiaries without recourse to the Company	174,547	104,531
Short-term loans of the consolidated VIE and VIE's subsidiaries without recourse to the Company		95,000
NON-CURRENT LIABILITIES
Deferred tax liability of the consolidated VIE and VIE's subsidiaries without recourse to the Company	100,583	175,416
Deferred income-non current of the consolidated VIE and VIE's subsidiaries without recourse to the Company	¥ 246,902	¥ 22,699
Class A ordinary shares
EQUITY:
Common shares, shares authorized | shares	483,489,642	483,489,642
Common shares, shares issued | shares	101,508,264	100,085,519
Common shares, shares outstanding | shares	101,508,264	100,085,519
Treasury shares (in shares) | shares	1,356,918	1,614,135
Class B ordinary shares
EQUITY:
Common shares, shares authorized | shares	16,510,358	16,510,358
Common shares, shares issued | shares	16,510,358	16,510,358
Common shares, shares outstanding | shares	16,510,358	16,510,358
Consolidated VIE and VIE's subsidiaries
CURRENT LIABILITIES
Accounts payable of the consolidated VIE and VIE's subsidiaries without recourse to the Company	¥ 22,471	¥ 48,178
Advance from customers of the consolidated VIE and VIE's subsidiaries without recourse to the Company	1,211,643	879,848
Accrued expenses and other current liabilities of the consolidated VIE and VIE's subsidiaries without recourse to the Company	1,257,667	1,127,270
Amounts due to related parties of the consolidated VIE and VIE's subsidiaries without recourse to the Company	591	82,994
Deferred income of the consolidated VIE and VIE's subsidiaries without recourse to the Company	16,222	95,643
Short-term loans of the consolidated VIE and VIE's subsidiaries without recourse to the Company	0	0
NON-CURRENT LIABILITIES
Deferred tax liability of the consolidated VIE and VIE's subsidiaries without recourse to the Company	4,904	116
Deferred income-non current of the consolidated VIE and VIE's subsidiaries without recourse to the Company	¥ 1,928	¥ 3,573